Corporate debt, Breakdown of corporate debt (Details) $ in Thousands, € in Millions		3 Months Ended
	Feb. 10, 2017 EUR (€) Swap	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Corporate debt [Abstract]
Non-current		$ 423,921	$ 415,168
Current		273,624	268,905
Total Corporate Debt		697,545	$ 684,073
Note Issuance Facility [Member]
Corporate debt [Abstract]
Total Corporate Debt		$ 301,582
Principal amount | €	€ 275
Number of interest rate swaps | Swap	2
Fixed interest rate	5.50%
Note Issuance Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate	4.90%
Series 1 Notes [Member]
Corporate debt [Abstract]
Maturity date		2022
Series 2 Notes [Member]
Corporate debt [Abstract]
Maturity date		2023
Series 3 Notes [Member]
Corporate debt [Abstract]
Maturity date		2024